Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
16.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Investments in associates	$2,383	$2,326
Investments in joint ventures	3	—
	$2,386	$2,326

a.	Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Listed
Senao Networks, Inc. (“SNI”)	$680	$704

Non-listed
ST-2 Satellite Ventures Pte. Ltd. (“STS”)	467	472
International Integrated System, Inc. (“IISI”)	307	292
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	275	256
Skysoft Co., Ltd. (“SKYSOFT”)	145	140
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	142	132
KingwayTek Technology Co., Ltd. (“KWT”)	84	90
So-net Entertainment Taiwan Limited (“So-net”)	111	104
Taiwan International Ports Logistics Corporation (“TIPL”)	57	50
Click Force Co., Ltd. (“CF”)	37	38
Dian Zuan Integrating Marketing Co., Ltd. (“DZIM”)	22	12
HopeTech Technologies Limited (“HopeTech”)	24	23
Alliance Digital Tech Co., Ltd. (“ADT”)	32	13
MeWorks LIMITED (HK) (“MeWorks”)	—	—
	$2,383	$2,326

The percentages of ownership and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership and Voting Rights
	December 31
	2016	2017
Senao Networks, Inc. (“SNI”)	34	34
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
International Integrated System, Inc. (“IISI”)	32	32
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Skysoft Co., Ltd. (“SKYSOFT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
KingwayTek Technology Co., Ltd. (“KWT”)	26	26
So-net Entertainment Taiwan Limited (“So-net”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Click Force Co., Ltd. (“CF”)	49	49
Dian Zuan Integrating Marketing Co., Ltd. (“DZIM”)	26	22
HopeTech Technologies Limited (“HopeTech”)	45	45
Alliance Digital Tech Co., Ltd. (“ADT”)	14	14
MeWorks LIMITED (HK) (“MeWorks”)	20	20

None of the above associates is considered individually material to the Company.  Summarized financial information of associates that are not individually material was as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profit	$926	$557	$420
The Company’s share of other comprehensive loss	(19)	(47)	(4)
The Company’s share of total comprehensive income	$907	$510	$416

The Level 1 fair values based on the closing market prices of SNI as of the balance sheet dates were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
SNI	$2,537	$2,130

Chunghwa sold its partial ownership interest in KWT in January 2015.  The gain on disposal of KWT was $7 million.

CHYP participated in the capital increase of CF by investing $6 million in April 2015.  CHYP holds 49% ownership interest of CF. CF engages mainly in advertisement services.

Sertec completed its liquidation in June 2015.  CHI recognized the gain on disposal of Sertec of $1 million and received the proceeds from disposal in July 2015.

CHI disposed all ownership interest in Panda Monium Company Ltd. in September 2015.

As the operation of MeWorks ceased, the Company concluded that this investment was fully impaired and recognized an impairment loss of $8 million for the year ended December 31, 2015.

Chunghwa participated in the capital increase of ADT by investing $30 million in December 2016.  The Company owns 14% equity shares of ADT.  As the Company remains the seat in the Board of Directors of ADT, and considers the relative size of ownership interest and the dispersion of shares owned by the other stockholders, the Company remains significant influence over ADT.  ADT engages mainly in the development of mobile payments and information processing service.

The Company did not participate in the capital increase of DZIM in April 2017 and the ownership interest of DZIM decreased from 26% to 22%.  DZIM engages mainly in information technology service and general advertisement service.

The Company’s share of profit and other comprehensive loss of associates was recognized based on the audited financial statements.

b.	Investments in joint ventures

Investments in joint ventures were as follows:

			% of Ownership and
	Carrying Amount		Voting Rights
	December 31		December 31
	2016	2017	2016	2017
	NT$	NT$
	(In Millions)
Non-listed
Chunghwa Benefit One Co., Ltd. (“CBO”)	$3	$—	50	—
Huada Digital Corporation (“HDD”)	—	—	50	—
	$3	$—

In March 2016, the stockholders of HDD approved that HDD should start its dissolution from March 31, 2016.  Chunghwa received the proceeds from the liquidation in September 2016 and recognized the disposal loss of $0.4 million.  HDD completed its liquidation in March 2017.

In December 2016, the stockholders of CBO approved that CBO should start its dissolution from December 31, 2016. CBO completed its liquidation in December 2017 and recognized the disposal loss of $0.2 million.

None of the above joint ventures is considered individually material to the Company.  Summarized financial information of joint ventures that were not material to the Company was as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
The Company’s share of loss	$(29)	$(42)	$(1)
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$(29)	$(42)	$(1)

The Company’s share of loss of joint ventures was recorded based on the audited financial statements.